Schedule of investments
Macquarie VIP Limited-Term Bond Series
September 30, 2025 (Unaudited)
	Principal amount°	Value (US $)
Agency Collateralized Mortgage Obligations — 0.17%
Freddie Mac REMICs Series 4505 PE 2.50% 5/15/44	129,714	$ 125,581
GNMA Series 2012-39 PA 2.00% 3/16/42	143,957	135,205
Total Agency Collateralized Mortgage Obligations (cost $274,689)		260,786

Agency Commercial Mortgage-Backed Securities — 1.61%
FREMF Mortgage Trust
Series 2015-KF12 B 144A 11.569% (SOFR + 7.21%, Floor 7.10%) 9/25/45 #, •	592,529	615,729
Series 2017-KF40 B 144A 7.169% (SOFR + 2.81%, Floor 2.70%) 11/25/27 #, •	484,433	463,490
Series 2019-KF61 B 144A 6.669% (SOFR + 2.31%, Floor 2.20%) 4/25/29 #, •	261,005	249,492
Series 2019-KF68 B 144A 6.669% (SOFR + 2.31%, Floor 2.20%) 7/25/26 #, •	458,375	451,374
Series 2019-KF70 B 144A 6.769% (SOFR + 2.41%, Floor 2.30%) 9/25/29 #, •	269,906	266,717
Series 2020-KF74 B 144A 6.619% (SOFR + 2.26%, Floor 2.15%) 1/25/27 #, •	167,034	165,470
Series 2020-KF75 B 144A 6.719% (SOFR + 2.36%, Floor 2.25%) 12/25/29 #, •	330,615	307,394
Total Agency Commercial Mortgage-Backed Securities (cost $2,557,879)		2,519,666

Agency Mortgage-Backed Securities — 8.32%
Fannie Mae S.F. 30 yr
5.50% 12/1/52	1,232,002	1,249,470
5.50% 11/1/53	41,011	41,387
5.50% 5/1/54	33,609	33,921
5.50% 2/1/55	2,175,520	2,194,265
5.50% 3/1/55	928,600	938,983
6.00% 6/1/53	708,720	726,992
6.00% 8/1/54	1,486,413	1,519,586
6.00% 12/1/54	2,430,116	2,483,304
Freddie Mac S.F. 20 yr
4.50% 8/1/30	101,232	101,762
5.50% 7/1/43	470,474	479,743
Freddie Mac S.F. 30 yr
4.50% 10/1/52	889,460	866,741
5.00% 6/1/53	618,306	615,893
5.50% 3/1/55	882,511	890,115
	Principal amount°	Value (US $)

Agency Mortgage-Backed Securities (continued)
Freddie Mac S.F. 30 yr
5.50% 4/1/55	29,889	$ 30,166

GNMA II S.F. 30 yr 5.00% 9/20/52	802,366	802,943
Total Agency Mortgage-Backed Securities (cost $12,744,874)		12,975,271

Collateralized Loan Obligations — 6.78%
AGL CLO 17 Series 2022-17A AR 144A 5.275% (TSFR03M + 0.95%, Floor 0.95%) 1/21/35 #, •	300,000	299,600
Bain Capital Credit CLO Series 2021-7A A1R 144A 5.312% (TSFR03M + 0.98%, Floor 0.98%) 1/22/35 #, •	400,000	398,619
Bethpage Park CLO Series 2021-1A A 144A 5.709% (TSFR03M + 1.39%, Floor 1.13%) 1/15/35 #, •	600,000	600,438
Canyon Capital CLO Series 2019-2A AR2 144A 5.328% (TSFR03M + 1.01%, Floor 1.01%) 10/15/34 #, •	150,000	149,959
Canyon CLO Series 2020-2A AR2 144A 5.348% (TSFR03M + 1.03%, Floor 1.03%) 10/15/34 #, •	250,000	249,445
KKR CLO 41 Series 2022-41A A1 144A 5.648% (TSFR03M + 1.33%, Floor 1.33%) 4/15/35 #, •	2,000,000	2,001,674
Neuberger Berman Loan Advisers CLO 42 Series 2021-42A AR 144A 5.268% (TSFR03M + 0.95%, Floor 0.95%) 7/16/36 #, •	500,000	500,188
Octagon Investment Partners 51 Series 2021-1A AR 144A 5.315% (TSFR03M + 0.99%, Floor 0.99%) 7/20/34 #, •	500,000	498,593
Regatta XIX Funding Series 2022-1A A1 144A 5.645% (TSFR03M + 1.32%, Floor 1.32%) 4/20/35 #, •	2,000,000	2,005,138
Sound Point CLO XXV Series 2019-4A A1R 144A 5.598% (TSFR03M + 1.28%, Floor 1.28%) 4/25/33 #, •	2,000,000	2,002,092
TRESTLES CLO V Series 2021-5A A1R 144A 5.575% (TSFR03M + 1.25%, Floor 1.25%) 10/20/34 #, •	1,000,000	1,000,196
NQ- IV082 [0925] 1125 (4967872)    1

Schedule of investments
Macquarie VIP Limited-Term Bond Series
	Principal amount°	Value (US $)

Collateralized Loan Obligations (continued)
Venture 42 CLO Series 2021-42A A1A 144A 5.709% (TSFR03M + 1.39%, Floor 1.13%) 4/15/34 #, •	415,000	$ 415,485
Zais CLO 16 Series 2020-16A A1R2 144A 5.455% (TSFR03M + 1.13%, Floor 1.13%) 10/20/34 #, •	450,000	449,874
Total Collateralized Loan Obligations (cost $10,561,156)		10,571,301

Corporate Bonds — 24.33%
Banking — 7.63%
Bank of America
5.819% 9/15/29 μ	265,000	277,175
6.25% 7/26/30 μ, ψ	405,000	410,539
6.625% 5/1/30 μ, ψ	115,000	119,786

Bank of New York Mellon 5.802% 10/25/28 μ	573,000	593,314
Citibank
5.438% 4/30/26	250,000	251,725
5.488% 12/4/26	250,000	254,038
Citigroup
3.07% 2/24/28 μ	215,000	211,737
4.503% 9/11/31 μ	235,000	235,181
6.875% 8/15/30 μ, ψ	100,000	103,165

Citizens Financial Group 5.253% 3/5/31 μ	220,000	225,537
Deutsche Bank
4.95% 8/4/31 μ	579,000	584,600
5.297% 5/9/31 μ	150,000	153,686
6.819% 11/20/29 μ	286,000	305,979
7.146% 7/13/27 μ	245,000	250,266

First Citizens BancShares 5.60% 9/5/35 μ	45,000	44,896
Goldman Sachs Group
4.25% 10/21/25	750,000	749,518
4.984% (SOFR + 0.79%) 12/9/26 •	1,300,000	1,301,410

Huntington Bancshares 6.25% 10/15/30 μ, ψ	145,000	144,770
JPMorgan Chase & Co.
5.103% 4/22/31 μ	200,000	206,666
5.14% 1/24/31 μ	135,000	139,457
5.571% 4/22/28 μ	195,000	199,313
5.572% 4/22/36 μ	71,000	74,874

KeyBank 5.85% 11/15/27	130,000	134,135
Morgan Stanley
6.138% 10/16/26 μ	1,595,000	1,596,032
6.407% 11/1/29 μ	73,000	77,601

	Principalamount°	Value (US $)
Corporate Bonds (continued)
Banking (continued)

Morgan Stanley Bank 5.504% 5/26/28 μ	250,000	$ 255,588
PNC Bank 4.429% 7/21/28 μ	460,000	462,419
PNC Financial Services Group 5.30% 1/21/28 μ	235,000	238,526
Popular 7.25% 3/13/28	215,000	224,783
UBS Group
144A 4.398% 9/23/31 #, μ	200,000	199,366
144A 6.85% 9/10/29 #, μ, ψ	200,000	206,989
144A 7.00% 2/10/30 #, μ, ψ	200,000	205,537
US Bancorp
2.375% 7/22/26	844,000	833,569
5.046% 2/12/31 μ	180,000	184,668
6.787% 10/26/27 μ	165,000	169,440
Wells Fargo & Co.
4.078% 9/15/29 μ	120,000	119,642
5.15% 4/23/31 μ	15,000	15,474
5.244% 1/24/31 μ	140,000	144,881
		11,906,282
Basic Industry — 0.26%
Rio Tinto Finance USA 4.50% 3/14/28	400,000	404,522
		404,522
Brokerage — 0.46%
Jefferies Financial Group 5.875% 7/21/28	695,000	723,767
		723,767
Capital Goods — 2.48%
Boeing 6.388% 5/1/31	55,000	59,930
Herc Holdings 144A 6.625% 6/15/29 #	465,000	478,138
Mauser Packaging Solutions Holding 144A 7.875% 4/15/27 #	415,000	419,587
Republic Services 0.875% 11/15/25	1,800,000	1,791,925
Waste Management 0.75% 11/15/25	1,120,000	1,114,415
		3,863,995
Communications — 2.34%
American Tower 5.20% 2/15/29	145,000	149,259
AT&T
1.70% 3/25/26	1,350,000	1,334,330
SOFR01M SOFR03M 2.95% 7/15/26	270,000	267,563

Sirius XM Radio 144A 5.00% 8/1/27 #	460,000	458,164
Sitios Latinoamerica 144A 6.00% 11/25/29 #	330,000	343,794
SoftBank 144A 4.699% 7/9/30 #	280,000	282,388

2    NQ- IV082 [0925] 1125 (4967872)

	Principalamount°	Value (US $)
Corporate Bonds (continued)
Communications (continued)

T-Mobile USA 3.75% 4/15/27	815,000	$ 810,495
		3,645,993
Consumer Cyclical — 1.45%
Ford Motor Credit
3.375% 11/13/25	780,000	778,596
6.798% 11/7/28	200,000	208,878
6.80% 5/12/28	200,000	207,747

Gildan Activewear 144A 4.70% 10/7/30 #	255,000	254,720
Hyundai Capital Services 144A 5.25% 1/22/28 #	330,000	336,724
Lowe's 4.25% 3/15/31	150,000	149,073
Prime Security Services Borrower
144A 3.375% 8/31/27 #	295,000	287,171
144A 5.75% 4/15/26 #	40,000	40,218
		2,263,127
Consumer Non-Cyclical — 1.82%
AbbVie 4.80% 3/15/29	1,055,000	1,079,127
Bunge Limited Finance 4.20% 9/17/29	630,000	628,142
McCormick & Co. 0.90% 2/15/26	1,025,000	1,011,740
Sysco 5.10% 9/23/30	110,000	113,471
		2,832,480
Electric — 0.52%
American Electric Power 5.80% 3/15/56 μ	140,000	139,859
Black Hills 4.55% 1/31/31	120,000	120,072
Duke Energy Carolinas 3.95% 11/15/28	350,000	350,081
NRG Energy 144A 4.734% 10/15/30 #	195,000	195,060
		805,072
Energy — 1.95%
Enbridge 4.90% 6/20/30	100,000	102,318
Energy Transfer
5.55% 2/15/28	1,295,000	1,333,277
6.50% 2/15/56 μ	275,000	273,981

Galaxy Pipeline Assets Bidco 144A 1.75% 9/30/27 #	602,565	588,194
Targa Resources Partners 5.00% 1/15/28	695,000	695,810
Woodside Finance 5.70% 5/19/32	50,000	51,944
		3,045,524
Finance Companies — 1.45%
AerCap Ireland Capital DAC
3.00% 10/29/28	70,000	67,480
5.10% 1/19/29	775,000	793,821

	Principalamount°	Value (US $)
Corporate Bonds (continued)
Finance Companies (continued)

Apollo Debt Solutions 6.70% 7/29/31	320,000	$ 339,293
Ares Capital 5.10% 1/15/31	280,000	278,054
Aviation Capital Group 144A 4.80% 10/24/30 #	405,000	404,802
Avolon Holdings Funding 144A 4.95% 1/15/28 #	135,000	136,403
Blackstone Private Credit Fund
5.05% 9/10/30	120,000	118,639
5.60% 11/22/29	115,000	117,077
		2,255,569
Industrials — 0.14%
Quanta Services 4.30% 8/9/28	215,000	216,094
		216,094
Insurance — 1.79%
Aon North America 5.125% 3/1/27	170,000	172,434
New York Life Global Funding 144A 5.45% 9/18/26 #	665,000	674,651
Northwestern Mutual Global Funding 144A 4.96% 1/13/30 #	600,000	615,881
Protective Life Global Funding 144A 1.618% 4/15/26 #	1,350,000	1,332,124
		2,795,090
Real Estate Investment Trusts — 0.11%
Simon Property Group 4.375% 10/1/30	180,000	180,495
		180,495
Technology — 1.93%
Baidu 1.72% 4/9/26	379,000	374,129
Oracle
4.45% 9/26/30	120,000	119,969
5.80% 11/10/25	1,040,000	1,041,505

TSMC Global 144A 1.25% 4/23/26 #	1,500,000	1,477,240
		3,012,843
Total Corporate Bonds (cost $37,647,352)		37,950,853

Government Agency Obligations — 0.35%
Ma'aden Sukuk 144A 5.25% 2/13/30 #	335,000	346,024
Telecommunications Telekom Srbija AD Belgrade 144A 7.00% 10/28/29 #	200,000	203,490
Total Government Agency Obligations (cost $533,610)		549,514

NQ- IV082 [0925] 1125 (4967872)    3

Schedule of investments
Macquarie VIP Limited-Term Bond Series
	Principalamount°	Value (US $)

Non-Agency Asset-Backed Securities — 16.59%
Chase Issuance Trust Series 2024-A1 A 4.60% 1/15/29	1,000,000	$ 1,009,468
CNH Equipment Trust Series 2024-A A2 5.19% 7/15/27	59,711	59,733
Enterprise Fleet Financing Series 2023-3 A2 144A 6.40% 3/20/30 #	798,776	810,766
Ford Credit Auto Lease Trust Series 2024-A A3 5.06% 5/15/27	551,081	552,452
Ford Credit Auto Owner Trust
Series 2022-A B 1.91% 7/15/27	1,350,000	1,343,091
Series 2023-C A3 5.53% 9/15/28	1,781,287	1,800,190
Series 2024-B A3 5.10% 4/15/29	1,200,000	1,217,703

Ford Credit Floorplan Master Owner Trust Series 2024-1 A1 144A 5.29% 4/15/29 #	1,800,000	1,834,041
GM Financial Automobile Leasing Trust Series 2024-1 A3 5.09% 3/22/27	1,657,378	1,662,692
GMF Floorplan Owner Revolving Trust
Series 2023-1 A2 144A 5.522% (SOFR + 1.15%) 6/15/28 #, •	2,250,000	2,261,210
Series 2024-1A A1 144A 5.13% 3/15/29 #	1,000,000	1,015,551
Hyundai Auto Lease Securitization Trust
Series 2024-A A3 144A 5.02% 3/15/27 #	926,945	929,538
Series 2024-C A3 144A 4.62% 4/17/28 #	500,000	503,307

NextGear Floorplan Master Owner Trust Series 2024-1A A1 144A 5.272% (SOFR + 0.90%, Floor 0.90%) 3/15/29 #, •	1,300,000	1,305,929
Nissan Master Owner Trust Receivables Series 2024-B A 144A 5.05% 2/15/29 #	1,000,000	1,012,774
PFS Financing Series 2024-B A 144A 4.95% 2/15/29 #	1,950,000	1,972,966
Santander Drive Auto Receivables Trust Series 2025-1 D 5.43% 3/17/31	1,200,000	1,217,883
SBA Tower Trust 144A 1.884% 1/15/26 #	1,155,000	1,146,238
	Principalamount°	Value (US $)

Non-Agency Asset-Backed Securities (continued)
Toyota Auto Receivables Owner Trust
Series 2024-A A3 4.83% 10/16/28	190,000	$ 191,267
Series 2024-B A3 5.33% 1/16/29	1,000,000	1,015,223

Verizon Master Trust Series 2024-3 A1A 5.34% 4/22/30	1,000,000	1,021,908
Volkswagen Auto Lease Trust Series 2024-A A3 5.21% 6/21/27	1,000,000	1,008,859
Volkswagen Auto Loan Enhanced Trust Series 2023-2 A2B 5.019% (SOFR + 0.63%) 3/22/27 •	191,980	192,036
Wheels Fleet Lease Funding 1 Series 2024-3A A1 144A 4.80% 9/19/39 #	783,280	790,998
Total Non-Agency Asset-Backed Securities (cost $25,662,295)		25,875,823

Non-Agency Collateralized Mortgage Obligations — 3.60%
COLT Mortgage Loan Trust Series 2023-3 A1 144A 7.18% 9/25/68 #, φ	1,132,538	1,149,170
Connecticut Avenue Securities Series 2025-R01 1M2 144A 5.856% (SOFR + 1.50%) 1/25/45 #, •	230,000	230,070
Connecticut Avenue Securities Trust
Series 2025-R02 1M2 144A 5.956% (SOFR + 1.60%) 2/25/45 #, •	680,000	681,052
Series 2025-R03 2M1 144A 5.956% (SOFR + 1.60%) 3/25/45 #, •	326,206	327,583
Series 2025-R05 2M2 144A 5.956% (SOFR + 1.60%) 7/25/45 #, •	140,000	140,489
Freddie Mac Structured Agency Credit Risk REMIC Trust
Series 2025-DNA1 M2 144A 5.706% (SOFR + 1.35%) 1/25/45 #, •	540,000	537,640
Series 2025-DNA2 M1 144A 5.556% (SOFR + 1.20%) 5/25/45 #, •	39,337	39,390
Series 2025-DNA3 M2 144A 5.87% (SOFR + 1.50%) 9/25/45 #, •	140,000	140,087

OBX Trust Series 2023-NQM8 A1 144A 7.045% 9/25/63 #, φ	1,155,735	1,172,460

4    NQ- IV082 [0925] 1125 (4967872)

	Principalamount°	Value (US $)

Non-Agency Collateralized Mortgage Obligations (continued)

Radnor Re Series 2024-1 M1A 144A 6.356% (SOFR + 2.00%, Floor 2.00%) 9/25/34 #, •	60,227	$ 60,272
Verus Securitization Trust Series 2023-6 A1 144A 6.665% 9/25/68 #, φ	1,132,768	1,145,721
Total Non-Agency Collateralized Mortgage Obligations (cost $5,576,790)		5,623,934

Sovereign Bond — 0.22%
Poland — 0.22%
Republic of Poland Government International Bonds 4.875% 2/12/30	330,000	339,860
Total Sovereign Bond (cost $328,465)		339,860

US Treasury Obligations — 34.31%
US Treasury Inflation Indexed Bonds 1.625% 10/15/29	9,696,898	9,891,596
US Treasury Notes
3.375% 9/15/28	2,825,000	2,805,909
3.625% 8/31/27	22,795,000	22,795,000
3.625% 8/15/28	18,030,000	18,032,113
Total US Treasury Obligations (cost $53,591,077)		53,524,618

Total Value of Securities—96.28% (cost $149,478,187)		150,191,626
Receivables and Other Assets Net of Liabilities—3.72%★		5,803,903
Net Assets Applicable to 33,411,233 Shares Outstanding—100.00%		$155,995,529

°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At September 30, 2025, the aggregate value of Rule 144A securities was $41,784,884, which represents 26.79% of the Series’ net assets.
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at September 30, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. SOFR01M, SOFR03M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
μ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at September 30, 2025. Rate will reset at a future date.
ψ	Perpetual security. Maturity date represents next call date.
φ	Step coupon bond. Stated rate in effect at September 30, 2025 through maturity date.
★	Includes $218,017 cash collateral held at broker for futures contracts as of September 30, 2025.
NQ- IV082 [0925] 1125 (4967872)    5

Schedule of investments
Macquarie VIP Limited-Term Bond Series
The following futures contracts were outstanding at September 30, 2025:
Futures Contracts Exchange-Traded
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation	Value/ Unrealized Depreciation	Variation Margin Due from (Due to) Brokers
177	US Treasury 2 yr Notes	$36,886,523	$36,864,814	12/31/25	$21,709	$—	$19,359
(82)	US Treasury 5 yr Notes	(8,954,015)	(8,978,821)	12/31/25	24,806	—	(3,203)
(9)	US Treasury 10 yr Ultra Notes	(1,035,703)	(1,030,386)	12/19/25	—	(5,317)	563
(13)	US Treasury Long Bonds	(1,515,719)	(1,487,959)	12/19/25	—	(27,760)	3,250
Total Futures Contracts			$25,367,648		$46,515	$(33,077)	$19,969
The use of futures contracts involves elements of market risk and risks in excess of the amounts disclosed in the schedule of investments. The notional amounts presented above represent the Series’ total exposure in such contracts, whereas only the variation margin is reflected in the Series’ net assets.
Summary of abbreviations:
CLO – Collateralized Loan Obligation
DAC – Designated Activity Company
FREMF – Freddie Mac Multifamily
GNMA – Government National Mortgage Association
REMIC – Real Estate Mortgage Investment Conduit
S.F. – Single Family
Summary of abbreviations: (continued)
SOFR – Secured Overnight Financing Rate
SOFR01M – Secured Overnight Financing Rate 1 Month
SOFR03M – Secured Overnight Financing Rate 3 Month
TSFR03M – 3 Month Term Secured Overnight Financing Rate
USD – US Dollar
yr – Year

6    NQ- IV082 [0925] 1125 (4967872)